EARNINGS PER SHARE - Summary of Basic and Diluted Earnings Per Ordinary Share (Details) - EUR (€) € / shares in Units, € in Millions	3 Months Ended		6 Months Ended
	Jun. 29, 2018	Jun. 30, 2017	Jun. 29, 2018	Jun. 30, 2017
Earnings per share [abstract]
Profit after taxes attributable to equity shareholders (€ million)	€ 293	€ 298	€ 417	€ 445
Basic weighted average number of ordinary shares in issue (million) (in shares)			485,000,000	484,000,000
Effect of dilutive potential ordinary shares (million) (in shares)			4,000,000	4,000,000
Diluted weighted average number of ordinary shares in issue (million) (in shares)			489,000,000	488,000,000
Basic earnings per share (in EUR per share)	€ 0.60	€ 0.61	€ 0.86	€ 0.92
Diluted earnings per share (in EUR per share)	€ 0.60	€ 0.61	€ 0.85	€ 0.91
Number of shares issued (in shares)	486,108,000	484,270,231	486,108,000	484,270,231
Number of shares outstanding (in shares)	0	484,270,231	0	484,270,231
Antidilutive options excluded from diluted earnings per share share (in shares)			700,000	1,200,000